Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

16         SHARE-BASED PAYMENTS

Effective June 30, 2010, the Board of Directors approved the Company’s 2010 Equity Incentive Plan ( the “Plan”). The maximum numbers of shares of common stock of the Company issuable pursuant to the Plan is 6,000,000 shares.  The Plan shall be administered by the Board; provided however, that the Board may delegate such administration to a plan Committee.

On June 30, 2010, the Company granted a total of 3,000,000 stock options to certain senior management employees with a contractual term of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $3,347,298. A total of 2,810,000 stocks options vest over three years as follow: 30% shall vest and become exercisable one year after a grant date, 40% shall vest and become exercisable two years after the grant date, and 30% shall vest and become exercisable three years after the grant date. For the remaining 190,000 stock options: 40% shall vest and become exercisable one year after the grant date and 60% shall vest and become exercisable two years after grant date.

On July 1, 2010, the Company granted a total of 80,000 stock options to two independent directors with contractual terms of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $91,349. A total of 40,000 of the options shall vest and become exercisable one year after the grant date and the remaining 40,000 of the stock options shall vest and become exercisable two years after the grant date, provided that the independent directors are re-elected for successive one year terms one year after the stock options issuance date.

On August 4, 2010, the Company granted 700,000 stock options to employees, with a contractual term of 5 years. The exercise price of these stock options was $4.50 per share and the grant-date fair value of these stock options amounted to $1,338,761. These stock options vest over three years as follows: 30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after grant date and 30% shall vest and become exercisable three years after the grant date.

On December 29, 2010, 600,000 stock options granted to certain employees on August 4, 2010, were cancelled. As compensation for such cancellation, the Company committed to pay these employees incremental cash payments during the period through August 2013. The fair value of the committed cash payment on December 29, 2010 was approximately $400,000 and no incremental compensation costs resulted from the cancellation of these stock options. Included in accrued expenses and other payables is approximately $257,226 representing the liability related to the committed cash payment as of June 30, 2012.

No options were granted during the three and six months ended June 30, 2012.

For the three months ended June 30, 2012 and 2011, share-based compensation expense related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $406,098 and $155,188, respectively. For the six months ended June 30, 2012 and 2011, share-based compensation expenses related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $819,496 and $1,285,185, respectively.

As of June 30, 2012, there were unrecognized compensation costs related to employee stock options of approximately $1,146,910. These costs are expected to be recognized on a straight-line basis, over the remaining weighted average service period of 0.94 years.

17        SHARE-BASED PAYMENTS

(a)   Employee stock option grants

Effective June 30, 2010, the Board of Directors approved the Company’s 2010 Equity Incentive Plan (the “Plan”). The maximum numbers of shares of common stock of the Company issuable pursuant to the Plan is 6,000,000 shares. The Plan shall be administered by the Board; provided however, that the Board may delegate such administration to a Plan Committee (the “Committee”).

Subject to the provisions of the Plan, the Board and/or the Committee shall have authority to determine the type or types of awards to be granted to each participant under the Plan. The exercise price of options to purchase shares of the Company’s common stock granted under the Plan shall be determined by the Board or the Committee, provided, however that the exercise price of any incentive stock option shall not be less than 100% of the fair market value of a share on the date of grant. The term of each option shall be fixed by the Board or the Committee, provided that no incentive stock option shall have a term greater than 10 years.

On June 30, 2010, the Company granted a total of 3,000,000 stock options to certain senior management employees with a contractual term of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $3,347,298. A total of 2,810,000 stocks options vest over three years as follows:30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after the grant date, and 30% shall vest and become exercisable three years after the grant date. For the remaining 190,000 stock options: 40% shall vest and become exercisable one year after the grant date and 60% shall vest and become exercisable two years after the grant date.

On July 1, 2010, the Company granted a total of 80,000 stock options to two independent directors with contractual terms of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $91,349. A total of 40,000 options shall vest and become exercisable one year after the grant date and the remaining 40,000 options shall vest and become exercisable two years after the grant date, provided that the independent directors are re-elected for successive one year terms one year after the stock options issuance date.

On August 4, 2010, the Company granted 700,000 stock options to employees with a contractual term of 5 years. The exercise price of these stock options was $4.50 per share and the grant-date fair value of these stock options amounted to $1,338,761. These stock options vest over three years as follows: 30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after the grant date and 30% shall vest and become exercisable three years after the grant date.

On December 29, 2010, 600,000 stock options granted to certain employees on August 4, 2010, were cancelled. As compensation for such cancellation, the Company committed to pay these employees incremental cash payments during the period through August 2013. The fair value of the committed cash payment on December 29, 2010 was approximately $400,000 and no incremental compensation cost resulted from the cancellation of these stock options. Included in accrued expenses and other payables is approximately $190,000and $56,000 representing the liability related to the committed cash payment as of December 31, 2011 and 2010, respectively.

There were no share options granted during the year ended December 31, 2011. A summary of the share options granted and the activity during the year ended December 31, 2010 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of
January 1,2010	-	$-
Granted on June 30,2010	3,000,000	4.2
Granted on July 1,2010	80,000	4.2
Granted on August 4,2010	700,000	4.5
Cancelled	(600,000)	4.5
Forfeited	(150,000)	4.2

Balance as of
December 31, 2010	3,030,000	$4.21	3.5 years	$0
Exercisable as of December 31, 2010	-	-	-	-

The following table presents information relating to non-vested stock options as of December 31, 2011

	Options	Weighted average grant-date fair value	Weighted average remaining contractual term
Nonvested at January 1, 2011	3,030,000	$3,629,899
Granted	-	-
Vested	(989,000)	(1,103,493)
Forfeited	(586,000)	(653,839)
Nonvested at December 31, 2011	1,455,000	$1,872,567	2.5 years

The total fair value of stock options that vested during the year ended December 31, 2011 was $1,103,493.

The grant-date fair value of the stock options granted in 2010 was estimated using the Black-Scholes option pricing model, based on the assumptions in the following table.

	Options granted on June 30, 2010	Options granted on July 1, 2010	Options granted on August 4, 2010

Expected volatility	47%	47%	47%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.79%	1.80%	1.62%
Weighted average expected life (in years)	5.0	5.0	5.0
Estimated fair value of underlying
common stock	$3.21	$3.25	$4.50

Because the Company’s common stock had limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. The risk free interest rate is based on the US Treasury Bill rate for the expected term of the options and the expected dividend yield is based on the Company’s current dividend yield. The Company uses historical data to estimate employee termination within the valuation model. The expected life of options granted represents the period of time that options granted are expected to be outstanding. For the year ended December 31, 2011 and 2010, share-based compensation expenses related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $1,627,802 and $777,102, respectively.

As of December 31, 2011, unrecognized compensation costs related to employee stock options was approximately $2,372,504. These costs are expected to be recognized on a straight-line basis, over the remaining weighted average service period of 1.44years.

(b)   Non-employee stock option grants

On April 19, 2010, the Group issued 88,000 shares of common stock to Hayden Communications International, for the investor related services they will provide for a 12 months period. All the shares vested immediately after the signature of the agreement.  The related expenses were $62,545 and $146,895 for the year ended December 31, 2011 and 2010, respectively.

On April 19, 2010,the Group issued 48,000 shares of common stock to Chesapeake Group, Inc, for the investor related services they will provide in a period of 12 months. The related expenses were $12,990 and $139,290 for the year ended December 31, 2011 and 2010, respectively.

On April 19, 2010,the Group issued 50,000 shares of common stock to Hampton Growth Resources, LLC, for the investor related services they will provide for a 12 months period. The related expenses were $54,500 and $144,875 for the year ended December 31, 2011 and 2010, respectively.

On July 1, 2010, the Group granted 40,000 stock options to an external HR consultant with a contractual term of 5 years in exchange for its services completed prior to the grant date. The exercise price of these stock options is $4.20 per share and the grant-date fair value was$45,675. These stock options vested and became exercisable at grant.

On July 27, 2010, the Group granted 420,000 stock options to a consultant. The options expire on April 21, 2013. The exercise price of these stock options is $4.20 per share. A total of 70,000 of the stock options vested and became exercisable at the grant date, 31,818 vested monthly from September 1, 2010 through April 1, 2011, and the remaining balance of 95,456 vested on May 1, 2011. Management considers that the vesting dates are concurrent with the respective service completion dates. The grant date fair value of the options was $520,441 and the related compensation expenses were $290,332 and $307,745 for the years ended December 31, 2011 and 2010, respectively.

A summary of the stock options granted to non-employees as of December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding as of
December 31, 2011	460,000	$4.20	1.5 years	$-
Exercisable as of
December 31, 2011	460,000	$4.20	1.68 years	$-

The fair value of the stock options granted in 2010 was measured using the Black-Scholes option pricing model. The assumptions used in estimating the fair value are in the following table.

	Awards granted	Awards granted
	on July 1, 2010	on July 27, 2010
Expected volatility	47%	47%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.8%	1.02%
Weighted average expected life (in years)	5.0	3.0
Estimated fair value of underlying common stock	$3.25	$4.00-4.50

Because the Company’s common stock had limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. The risk free interest rate is based on the US Treasury Bill rate for the expected term of the options and the expected dividend yield is based on the Company’s current dividend yield. The Company uses historical data to estimate employee termination within the valuation model. The expected life of options granted represents the period of time that options granted are expected to be outstanding.

For the year ended December 31, 2011, share-based compensation expenses related to non-employee stock and stock options recorded in general and administrative expenses in the consolidated statements of operations were $130,035 and $290,332, respectively. For the year ended December 31, 2010, share-based compensation expenses related to non-employee stock and stock options recorded in general and administrative expenses in the consolidated statements of operations were $431,060 and $353,420, respectively.

As of December 31, 2011, the unrecognized compensation cost related to non-employee stock and stock options was $22,837. These costs are expected to be recognized over a remaining vesting period of 1.5 years.